SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn March 1, 2023, a securities class complaint (the “Complaint”) was filed in the United States District Court for the Southern District of New York, New York, USA against the Company, its Chief Executive Officer and Chief Financial Officer on behalf of all purchasers of the Company’s shares during the period between February 2, 2021 and June 28, 2022 and seeking unspecified damages. The Complaint alleges that the defendants breached United States securities laws by making misleading statements and omissions in the Company’s January 14, 2021 registration statement and during the period between February 2, 2021 and June 28, 2022. Such statements and omissions allegedly concealed the fact that the Company’s business practices violated Meta Platforms Inc.’s community standards and terms of services. The Complaint alleges that Cognyte’s share price dropped after the facts were disclosed. The Company has not accrued any losses in connection with this proceedings. The Company’s position is that this lawsuit has no merit and we intend to defend such position vigorously. It is impossible to determine the outcome of the Claim and its impact on the Company at such a preliminary stage, regardless of its merits.